Financial Instruments (Details) - Schedule of analysis is based on foreign currency exchange rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
NIS [Member] | Top of Range [Member]
Financial Instruments (Details) - Schedule of analysis is based on foreign currency exchange rate [Line Items]
Profit or loss	$ (38)	$ 58
Equity	(38)	58
NIS [Member] | Bottom of Range [Member]
Financial Instruments (Details) - Schedule of analysis is based on foreign currency exchange rate [Line Items]
Profit or loss	38	(58)
Equity	38	(58)
GBP [Member] | Top of Range [Member]
Financial Instruments (Details) - Schedule of analysis is based on foreign currency exchange rate [Line Items]
Profit or loss	(1)	1
Equity	(1)	1
GBP [Member] | Bottom of Range [Member]
Financial Instruments (Details) - Schedule of analysis is based on foreign currency exchange rate [Line Items]
Profit or loss	1	(1)
Equity	1	(1)
Euro [Member] | Top of Range [Member]
Financial Instruments (Details) - Schedule of analysis is based on foreign currency exchange rate [Line Items]
Profit or loss	9	10
Equity	9	10
Euro [Member] | Bottom of Range [Member]
Financial Instruments (Details) - Schedule of analysis is based on foreign currency exchange rate [Line Items]
Profit or loss	(9)	(10)
Equity	$ (9)	$ (10)